Putnam Investments
One Post Office Square
Boston, MA 02109
July 6, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust, (the “Trust”), (File No. 333-515) (811-07513) Post-Effective Amendment No.108, to
Registration Statement on Form N-1A, on behalf of its Putnam Income Strategies Fund and Putnam
Floating Rate Income Fund series, (the “Funds”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.108 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2010.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz ______________
Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: Ropes & Gray, LLP